SUBSEQUENT EVENT (Detail Textuals) $ in Millions	Aug. 11, 2022 USD ($)
Subsequent Event | ICL Group
Disclosure of non-adjusting events after reporting period [line items]
Amount of investment under collaboration agreement	$ 10